Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The deferred tax assets, including a valuation allowance, are as follows at December 31:

	December 31,
	2013	2012
Deferred tax assets – NOL	$3,480,000	$2,250,000
Valuation allowance	(3,480,000)	(2,250,000)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	Reconciliation between the statutory rate and the effective tax rate is as follows at December 31, 2013 and 2012:

Federal statutory tax rate	35%
Permanent difference and valuation allowance	(35)%
Effective tax rate	0%